American Century Investments
                                4500 Main Street
                             Kansas City, MO 64111
                                                                 January 5, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century California Tax-Free
       and Municipal Funds
     1933 Act File No. 2-82734
     1940 Act File No. 811-3706

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post-Effective Amendment No. 28, filed December 28, 1998, to the issuer's Registration Statement on Form N-1A.

     Any concerns regarding this filing should be directed to the undersigned at
(650) 967-9683.


Sincerely,

/s/Charles C.S. Park
Charles C.S. Park
Assistant General Counsel